Equity - Schedule of Equity Valuation Adjustments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Adjustments to actuarial liabilities – Employee benefits	R$ (737)	R$ (1,306)	R$ (2,072)
Deemed cost of PP&E	392	405	421
Others	3	1	3
Valuation adjustments	R$ (342)	R$ (900)	R$ (1,648)